Borrowings - Summary of Other Financial Liabilities (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Total	S/ 799,066	S/ 1,202,672
Current borrowings	454,260	826,474
Non-current borrowings	344,806	376,198
Bank Overdrafts [member]
Disclosure of detailed information about borrowings [line items]
Total		119
Current borrowings		119
Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Total	553,658	1,023,481
Current borrowings	424,362	810,188
Non-current borrowings	129,296	213,293
Finance Leases Liabilities [member]
Disclosure of detailed information about borrowings [line items]
Total	22,980	33,488
Current borrowings	9,749	13,514
Non-current borrowings	13,231	19,974
Lease liability for right-of-use asset [member]
Disclosure of detailed information about borrowings [line items]
Total	80,216
Current borrowings	18,246
Non-current borrowings	61,970
Other financial liabilities [member]
Disclosure of detailed information about borrowings [line items]
Total	142,212	145,584
Current borrowings	1,903	2,653
Non-current borrowings	S/ 140,309	S/ 142,931